Vanguard® Information Technology Index Fund
Schedule of Investments (unaudited)
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Capital Markets (0.0%)
*	Coinbase Global Inc. Class A	5,229	1,237
Communications Equipment (3.1%)
	Cisco Systems Inc.	19,179,513	1,014,596
	Motorola Solutions Inc.	767,757	157,628
*	Arista Networks Inc.	260,298	88,340
*	F5 Networks Inc.	279,983	51,917
	Juniper Networks Inc.	1,488,901	39,203
*	Ciena Corp.	705,027	37,275
*	Lumentum Holdings Inc.	345,017	28,074
*	Comm Scope Holding Co. Inc.	908,232	18,446
*	Viavi Solutions Inc.	1,041,818	18,263
*	ViaSat Inc.	248,030	13,190
*	Calix Inc.	254,087	11,259
*	NetScout Systems Inc.	334,103	9,823
*	Infinera Corp.	776,261	7,452
*	Extreme Networks Inc.	570,179	6,523
*	Plantronics Inc.	180,150	5,909
*	NETGEAR Inc.	139,939	5,441
*	EchoStar Corp. Class A	197,247	5,225
	ADTRAN Inc.	218,940	4,337
*	Ribbon Communications Inc.	427,684	3,182
*	Harmonic Inc.	454,994	3,171
*,1	Inseego Corp.	335,911	2,889
*	Digi International Inc.	151,601	2,874
	Comtech Telecommunications Corp.	112,631	2,849
*	Cambium Networks Corp.	41,502	2,395
*	Casa Systems Inc.	163,270	1,417
*	CalAmp Corp.	30	—
			1,541,678
Electronic Equipment, Instruments & Components (3.3%)
	TE Connectivity Ltd.	1,503,304	203,968
	Amphenol Corp. Class A	2,722,049	183,085
	Corning Inc.	3,491,063	152,315
*	Zebra Technologies Corp. Class A	242,935	120,751
*	Keysight Technologies Inc.	845,470	120,378
	CDW Corp.	649,585	107,454
*	Trimble Inc.	1,136,633	88,419
	Cognex Corp.	799,594	63,480
*	Flex Ltd.	2,267,718	41,431
*	Arrow Electronics Inc.	338,839	40,773
	Jabil Inc.	649,261	36,651
*	IPG Photonics Corp.	170,526	35,684

		Shares	Market Value ($000)
*	II-VI Inc.	474,149	31,943
*	Coherent Inc.	110,869	29,115
	Littelfuse Inc.	111,050	29,011
*	Vontier Corp.	769,528	26,995
	SYNNEX Corp.	200,041	25,325
	National Instruments Corp.	597,533	24,379
*	Novanta Inc.	160,477	22,302
	Avnet Inc.	451,161	19,878
*	Itron Inc.	183,794	17,525
*	Insight Enterprises Inc.	158,764	16,588
*	Rogers Corp.	85,418	16,003
*	Fabrinet	166,194	14,906
	Vishay Intertechnology Inc.	604,020	14,539
*	Plexus Corp.	130,059	12,851
	Badger Meter Inc.	131,084	12,528
*	Sanmina Corp.	296,292	12,477
*	MicroVision Inc.	717,675	11,196
	Belden Inc.	204,372	10,341
*	Knowles Corp.	422,338	8,675
	Methode Electronics Inc.	168,048	8,130
*	OSI Systems Inc.	77,790	7,496
*	TTM Technologies Inc.	468,266	7,094
*	PAR Technology Corp.	98,248	6,579
*	FARO Technologies Inc.	81,810	6,189
*	ePlus Inc.	61,455	5,812
	Benchmark Electronics Inc.	165,989	5,137
	CTS Corp.	131,497	5,030
*	nLight Inc.	164,339	4,818
*	Velodyne Lidar Inc.	427,351	4,124
*	ScanSource Inc.	115,463	3,525
	PC Connection Inc.	53,684	2,619
*	Kimball Electronics Inc.	114,407	2,561
*	Arlo Technologies Inc.	343,693	2,306
*	Napco Security Technologies Inc.	66,777	2,173
*	908 Devices Inc.	30,957	1,304
*	Daktronics Inc.	32	—
*	Vishay Precision Group Inc.	9	—
			1,625,863
IT Services (19.2%)
	Visa Inc. Class A	7,206,217	1,637,973
	Mastercard Inc. Class A	4,028,320	1,452,532
*	PayPal Holdings Inc.	5,055,103	1,314,428
	Accenture plc Class A	2,881,757	813,117
	International Business Machines Corp.	4,060,060	583,593
	Fidelity National Information Services Inc.	2,821,967	420,417
*	Square Inc. Class A	1,771,197	394,127
	Automatic Data Processing Inc.	1,944,462	381,153
*	Fiserv Inc.	2,737,563	315,367
	Global Payments Inc.	1,341,376	259,838
*	Twilio Inc. Class A	727,092	244,303
	Cognizant Technology Solutions Corp. Class A	2,411,047	172,535
	Paychex Inc.	1,474,923	149,174
*	Okta Inc.	550,759	122,511
*	EPAM Systems Inc.	254,969	121,773
*	VeriSign Inc.	462,459	101,704
*	FleetCor Technologies Inc.	360,027	98,806
*	Gartner Inc.	402,625	93,345
*	Akamai Technologies Inc.	740,643	84,589

		Shares	Market Value ($000)
	Broadridge Financial Solutions Inc.	526,287	83,932
*	MongoDB Inc.	246,448	71,948
*	GoDaddy Inc. Class A	770,825	62,406
	Jack Henry & Associates Inc.	345,703	53,290
*	Black Knight Inc.	713,617	52,372
	Western Union Co.	1,867,233	45,691
*	DXC Technology Co.	1,156,889	43,869
*	WEX Inc.	200,462	39,272
*	Euronet Worldwide Inc.	239,151	35,787
*	Concentrix Corp.	200,170	30,570
*	Snowflake Inc. Class A	114,844	27,336
	Alliance Data Systems Corp.	214,536	25,970
	Maximus Inc.	278,312	25,791
*,1	Fastly Inc. Class A	441,955	20,856
*	Sabre Corp.	1,369,816	18,972
*	ExlService Holdings Inc.	151,575	15,458
*	LiveRamp Holdings Inc.	303,367	15,241
*	Shift4 Payments Inc. Class A	162,551	15,164
	EVERTEC Inc.	275,895	12,010
*	Marathon Digital Holdings Inc.	448,939	11,120
*	Perficient Inc.	150,402	10,767
*	BigCommerce Holdings Inc. Series 1	172,542	9,385
	TTEC Holdings Inc.	86,056	9,329
*	Verra Mobility Corp. Class A	626,363	8,926
	Switch Inc. Class A	431,614	8,145
*	Repay Holdings Corp. Class A	345,646	7,850
*	Sykes Enterprises Inc.	179,632	7,530
*	Unisys Corp.	288,375	7,414
	CSG Systems International Inc.	150,434	6,625
*	Cardtronics plc Class A	164,171	6,391
*	Evo Payments Inc. Class A	210,559	6,030
*	Conduent Inc.	762,780	5,782
*	Rackspace Technology Inc.	187,605	3,786
*	Tucows Inc. Class A	41,403	3,234
*	Paya Holdings Inc. Class A	317,857	3,153
*	I3 Verticals Inc. Class A	96,249	2,990
*	Cantaloupe Inc.	242,601	2,962
	Cass Information Systems Inc.	62,242	2,840
*	Brightcove Inc.	155,604	2,256
	Hackett Group Inc.	114,536	2,040
*	International Money Express Inc.	127,032	1,940
*	Grid Dynamics Holdings Inc.	114,541	1,760
*	Paysign Inc.	5,458	18
*,1	GTT Communications Inc.	23	—
*	GreenSky Inc. Class A	46	—
*	Limelight Networks Inc.	105	—
			9,589,493
Semiconductors & Semiconductor Equipment (19.6%)
	NVIDIA Corp.	2,812,368	1,827,421
	Intel Corp.	18,459,684	1,054,417
	Broadcom Inc.	1,854,751	876,055
	Texas Instruments Inc.	4,181,013	793,640
	QUALCOMM Inc.	5,161,269	694,397
	Applied Materials Inc.	4,169,404	575,920
*	Advanced Micro Devices Inc.	5,504,422	440,794
*	Micron Technology Inc.	5,082,628	427,652
	Lam Research Corp.	649,298	421,946
	Analog Devices Inc.	1,676,031	275,875

		Shares	Market Value ($000)
	NXP Semiconductors NV	1,258,523	266,077
	KLA Corp.	699,998	221,822
	Microchip Technology Inc.	1,223,243	191,988
	Marvell Technology Inc.	3,636,285	175,633
	Xilinx Inc.	1,114,306	141,517
	Skyworks Solutions Inc.	749,160	127,357
	Maxim Integrated Products Inc.	1,217,819	124,230
	Teradyne Inc.	757,267	100,224
*	Qorvo Inc.	514,572	94,023
*	Enphase Energy Inc.	556,906	79,665
*	ON Semiconductor Corp.	1,871,476	74,934
	Entegris Inc.	613,142	70,174
	Monolithic Power Systems Inc.	195,379	67,038
*	SolarEdge Technologies Inc.	234,319	60,457
*	Cree Inc.	504,697	50,475
	MKS Instruments Inc.	250,765	47,202
	Universal Display Corp.	203,333	43,891
	Brooks Automation Inc.	337,517	34,457
*	First Solar Inc.	433,376	32,984
*	Lattice Semiconductor Corp.	617,310	32,761
*	Silicon Laboratories Inc.	200,185	27,337
	Power Integrations Inc.	273,380	22,469
*	Cirrus Logic Inc.	264,994	20,688
	CMC Materials Inc.	132,935	20,516
*	Synaptics Inc.	157,727	19,926
*	Semtech Corp.	293,536	18,493
	Advanced Energy Industries Inc.	172,778	17,625
*	Ambarella Inc.	160,596	16,121
*	Onto Innovation Inc.	222,829	15,992
*	Diodes Inc.	201,784	15,269
	Kulicke & Soffa Industries Inc.	283,804	14,729
*	MACOM Technology Solutions Holdings Inc. Class H	217,135	12,854
*	FormFactor Inc.	353,020	12,444
*	MaxLinear Inc.	321,336	12,217
	Amkor Technology Inc.	498,288	10,514
*	Ultra Clean Holdings Inc.	184,803	10,410
*	Rambus Inc.	520,059	10,172
*	SunPower Corp.	387,573	9,065
*	Cohu Inc.	214,174	7,972
*	Ichor Holdings Ltd.	128,872	7,250
*	Allegro MicroSystems Inc.	258,011	6,763
*	Axcelis Technologies Inc.	152,366	6,314
*	Sitime Corp.	55,054	5,413
*	Veeco Instruments Inc.	226,063	5,385
*	CEVA Inc.	102,133	4,583
*	Magnachip Semiconductor Corp.	188,789	4,474
*	ACM Research Inc. Class A	57,521	4,370
*	Impinj Inc.	78,492	4,086
*	Photronics Inc.	279,214	3,781
*	SMART Global Holdings Inc.	78,682	3,730
*	Alpha & Omega Semiconductor Ltd.	91,717	2,954
*	PDF Solutions Inc.	132,058	2,303
*	NeoPhotonics Corp.	219,272	2,239
	NVE Corp.	4	—
			9,783,484
Software (33.9%)
	Microsoft Corp.	32,553,967	8,128,074
*	Adobe Inc.	2,174,907	1,097,415

		Shares	Market Value ($000)
*	salesforce.com Inc.	4,169,645	992,792
	Oracle Corp.	8,694,486	684,604
	Intuit Inc.	1,244,144	546,291
*	ServiceNow Inc.	890,972	422,214
*	Zoom Video Communications Inc. Class A	929,595	308,189
*	Autodesk Inc.	998,986	285,570
*	Workday Inc. Class A	817,817	187,051
*	Crowdstrike Holdings Inc. Class A	812,708	180,543
*	Synopsys Inc.	692,230	176,062
*	DocuSign Inc. Class A	847,573	170,888
*	Cadence Design Systems Inc.	1,267,448	160,953
*	Palo Alto Networks Inc.	441,834	160,496
*	Fortinet Inc.	630,231	137,731
*	ANSYS Inc.	394,093	133,180
*	Trade Desk Inc. Class A	193,539	113,828
*	HubSpot Inc.	199,844	100,797
*	Slack Technologies Inc. Class A	2,164,662	95,332
*	RingCentral Inc. Class A	342,388	89,867
*	Splunk Inc.	734,545	89,027
*	Cloudflare Inc. Class A	1,023,563	83,994
*	Coupa Software Inc.	327,885	78,102
	SS&C Technologies Holdings Inc.	1,053,708	77,837
*	Paycom Software Inc.	232,403	76,600
*	Tyler Technologies Inc.	184,439	74,358
	NortonLifeLock Inc.	2,643,959	73,132
*	Zendesk Inc.	534,249	73,010
*	Datadog Inc. Class A	794,185	72,311
*	Zscaler Inc.	365,861	71,050
*	Nuance Communications Inc.	1,295,454	68,530
*	PTC Inc.	504,174	67,630
*	Fair Isaac Corp.	133,027	67,320
	Citrix Systems Inc.	558,598	64,216
*,1	VMware Inc. Class A	381,907	60,299
*	Palantir Technologies Inc. Class A	2,388,169	54,808
*	Ceridian HCM Holding Inc.	607,467	54,344
*	Five9 Inc.	299,844	53,102
*	Avalara Inc.	388,123	51,298
*	Bill.Com Holdings Inc.	317,800	47,327
*	Proofpoint Inc.	260,821	45,072
	Bentley Systems Inc. Class B	779,672	44,722
*	Dynatrace Inc.	833,523	43,126
*	Aspen Technology Inc.	307,814	42,007
*	Manhattan Associates Inc.	290,526	39,506
*	Dropbox Inc. Class A	1,433,992	39,220
*	Guidewire Software Inc.	361,384	35,322
*	Elastic NV	285,101	33,702
*	Smartsheet Inc. Class A	527,600	31,171
*	Anaplan Inc.	580,141	29,883
*	Paylocity Holding Corp.	173,393	29,447
	Dolby Laboratories Inc. Class A	297,582	29,026
	CDK Global Inc.	550,839	28,831
*	Nutanix Inc. Class A	879,153	27,702
*	Digital Turbine Inc.	385,975	25,540
*	Blackline Inc.	236,278	24,566
*	J2 Global Inc.	196,119	24,423
*	FireEye Inc.	1,084,020	24,250
*	Unity Software Inc.	252,549	23,856
*	Teradata Corp.	494,570	23,675

		Shares	Market Value ($000)
*	Q2 Holdings Inc.	239,908	22,774
*	Varonis Systems Inc. Class B	470,062	22,704
	Pegasystems Inc.	184,052	21,744
*	Alteryx Inc. Class A	267,694	20,819
*	Sailpoint Technologies Holdings Inc.	414,453	19,284
*	Everbridge Inc.	161,917	19,025
*	Rapid7 Inc.	224,634	18,791
*	ACI Worldwide Inc.	479,676	18,352
*	Envestnet Inc.	246,245	17,722
*	Alarm.com Holdings Inc.	213,937	17,517
*	Box Inc. Class A	726,245	16,929
*	Cerence Inc.	171,223	16,288
*	MicroStrategy Inc. Class A	34,640	16,281
*	Workiva Inc. Class A	170,328	16,164
*	New Relic Inc.	257,784	16,158
*	LivePerson Inc.	290,751	15,977
*	SPS Commerce Inc.	160,957	15,107
*	Vonage Holdings Corp.	1,074,765	14,810
*	Qualys Inc.	151,688	14,665
*	CommVault Systems Inc.	192,249	14,644
*	Appian Corp. Class A	159,405	14,423
*	Blackbaud Inc.	197,669	13,973
*	Mimecast Ltd.	277,028	13,849
*	Tenable Holdings Inc.	330,825	13,828
*	Verint Systems Inc.	298,198	13,750
*	Altair Engineering Inc. Class A	200,926	13,536
*	Cloudera Inc.	1,041,971	13,400
*	PagerDuty Inc.	297,578	12,097
*	Sprout Social Inc. Class A	170,373	11,827
*	Medallia Inc.	444,125	11,401
	InterDigital Inc.	138,297	11,172
*	Cornerstone OnDemand Inc.	249,977	10,991
*	Avaya Holdings Corp.	381,516	10,942
*	8x8 Inc.	460,597	10,847
*	SVMK Inc.	556,575	10,825
*	Asana Inc. Class A	290,249	10,675
*	Riot Blockchain Inc.	382,231	10,370
	Xperi Holding Corp.	481,693	10,318
*	Appfolio Inc. Class A	74,250	10,016
*	Qualtrics International Inc. Class A	283,990	9,781
	Progress Software Corp.	200,608	8,941
*	PROS Holdings Inc.	193,909	8,604
*	Domo Inc. Class B	121,230	8,062
*	nCino Inc.	128,544	7,857
*	Zuora Inc. Class A	499,571	7,728
*	Bottomline Technologies DE Inc.	205,553	7,684
*,1	JFrog Ltd.	169,837	7,091
*	Duck Creek Technologies Inc.	179,312	7,049
*	C3.ai Inc. Class A	110,653	6,828
*	Yext Inc.	443,409	6,416
*	SolarWinds Corp.	358,321	5,930
*	Jamf Holding Corp.	160,403	5,563
*	Agilysys Inc.	102,020	5,182
*	Model N Inc.	143,177	5,107
*	Ideanomics Inc.	1,714,527	4,938
*	Ping Identity Holding Corp.	202,892	4,892
*	Upland Software Inc.	113,370	4,647
	McAfee Corp.Class A	184,625	4,640

		Shares	Market Value ($000)
	QAD Inc. Class A	56,879	4,065
*	OneSpan Inc.	147,526	3,858
	Ebix Inc.	122,927	3,368
*	Mitek Systems Inc.	190,556	3,232
	American Software Inc. Class A	144,377	2,905
*	A10 Networks Inc.	259,523	2,525
*	Telos Corp.	74,867	2,462
*	Cleanspark Inc.	146,288	2,452
*	Vertex Inc. Class A	118,689	2,280
*	Digimarc Corp.	56,719	1,972
*,1	AppLovin Corp. Class A	14,781	1,098
*,1	UiPath Inc. Class A	12,877	1,028
*	Rimini Street Inc.	154,562	1,006
*	SecureWorks Corp. Class A	37,800	532
*	Benefitfocus Inc.	25	—
*	Intelligent Systems Corp.	5	—
*	ShotSpotter Inc.	7	—
*	VirnetX Holding Corp.	55	—
*	Zix Corp.	49	—
			16,918,937
Technology Hardware, Storage & Peripherals (20.6%)
	Apple Inc.	76,275,004	9,504,628
	HP Inc.	5,664,530	165,574
*	Dell Technologies Inc. Class C	1,198,001	118,171
*	Western Digital Corp.	1,390,722	104,624
	Hewlett Packard Enterprise Co.	5,905,632	94,254
	Seagate Technology Holdings plc	966,619	92,554
	NetApp Inc.	1,014,923	78,525
*	NCR Corp.	588,002	28,342
*	Pure Storage Inc. Class A	1,177,143	22,424
	Xerox Holdings Corp.	769,594	18,047
*	3D Systems Corp.	566,132	16,650
*	Super Micro Computer Inc.	183,272	6,367
*	Avid Technology Inc.	151,197	4,669
*	Diebold Nixdorf Inc.	336,039	4,550
*	Corsair Gaming Inc.	125,545	3,919
			10,263,298
Total Common Stocks (Cost $27,575,532)			49,723,990
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 0.055% (Cost $188,819)	1,888,627	188,863
Total Investments (100.1%) (Cost $27,764,351)			49,912,853
Other Assets and Liabilities—Net (-0.1%)			(42,265)
Net Assets (100.0%)			49,870,588
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $64,522,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $67,289,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	June 2021	123	33,669	1,339

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Visa Inc.	8/31/21	BOANA	113,650	(0.007)	159	—
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	49,723,990	—	—	49,723,990
Temporary Cash Investments	188,863	—	—	188,863
Total	49,912,853	—	—	49,912,853
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,339	—	—	1,339
Swap Contracts	—	159	—	159
Total	1,339	159	—	1,498
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.